Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2018	2017
Raw materials, supplies and other	462	271
Work in progress	1 398	1 166
Finished goods	1 308	1 209
Total	3 168	2 646

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 7 569 million (EUR 7 803 million in 2017 and EUR 7 636 million in 2016).

Movements in allowances for excess and obsolete inventory for the years ended December 31:

EURm	2018	2017	2016
As of January 1	432	456	195
Charged to income statement	153	100	354
Deductions(1)	(64)	(124)	(93)
As of December 31	521	432	456

(1)   Deductions include utilization and releases of allowances.